As filed with the Securities and Exchange Commission on March 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JANUARY 31, 2013

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligations µ (10.7%)

Automotive (1.7%)
2,970,393	Chrysler Automotive, Term Loan B, 6.00%, due 5/24/17	3,027,959
1,755,600	Navistar International, Term Loan B, 7.00%, due 8/17/17	1,779,740
		4,807,699
Building & Development (1.0%)
2,745,000	Realogy Corporation, Term Loan, 4.46%, due 10/10/16	2,762,843

Business Equipment & Services (0.8%)
1,105,000	Ceridian Corp., Term Loan, 5.96%, due 5/9/17	1,115,774
1,148,212	Monitronics, Term Loan, 5.50%, due 3/23/18	1,158,258
		2,274,032
Chemicals & Plastics (0.2%)
660,000	Dupont Performance Coatings, Term Loan B, due 1/15/20	669,372	¢^^

Ecological Services & Equipment (0.4%)
980,000	ADS Waste Holdings, Inc., Term Loan, 5.25%, due 10/9/19	987,967

Electronics - Electrical (0.3%)
760,857	Sophia LP, Term Loan, 6.25%, due 7/19/18	763,520

Financial Intermediaries (1.0%)
777,007	First Data Corporation, Term Loan, 5.21%, due 3/24/17	775,896
2,148,000	Springleaf, Term Loan, 5.50%, due 5/10/17	2,152,833
		2,928,729
Health Care (1.0%)
1,096,589	EMS, Term Loan, 5.25%, due 5/25/18	1,098,783
1,555,910	United Surgical Partners International, Inc., Term Loan B, 6.00%, due 4/3/19	1,568,559
		2,667,342
Industrial Equipment (0.1%)
345,000	Silver II/Hamilton Sundstrand Corporation, Term Loan, 5.00%, due 12/13/19	347,933

Lodging & Casinos (2.4%)
805,774	Caesars Entertainment Operating Co., Term Loan B5, 4.46%, due 1/28/18	731,812
2,849,000	Graton Resort & Casino, Term Loan B, 9.00%, due 8/3/18	2,948,715
1,700,000	MGM Resorts, Term Loan B, 4.25%, due 12/20/19	1,723,358
1,489,763	Station Casinos, Term Loan B-2, 4.20%, due 6/17/16	1,463,692
		6,867,577
Nonferrous Metals - Minerals (0.3%)
751,226	Arch Coal, Term Loan, 5.75%, due 5/16/18	770,359

Oil & Gas (1.2%)
3,199,000	Chesapeake Energy, Term Loan B, 5.75%, due 12/2/17	3,275,968	¢^^

Retailers (except food & drug) (0.3%)
956,603	Amscan Holdings, Inc., Term Loan B, 5.75%, due 7/27/19	966,685
	Total Bank Loan Obligations (Cost $29,244,090)	30,090,026

Corporate Debt Securities (125.2%)

Aerospace & Defense (0.2%)
665,000	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	684,950	ñ

Airlines (1.1%)
1,085,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,139,250	ñ
1,271,000	United Airlines, Inc., Senior Secured Notes, 9.88%, due 8/1/13	1,271,000	ñ
712,772	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	825,033
		3,235,283
Automakers (0.4%)
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	1,216,800

Banking (3.0%)
2,470,000	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,748,105
3,210,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,936,262	ØØ
820,000	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	986,050
601,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	759,514
		8,429,931
Building & Construction (0.2%)
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	583,100

Building Materials (2.1%)
295,000	Associated Materials LLC, Senior Secured Notes, 9.13%, due 11/1/17	302,375
905,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	1,013,868
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,328,300
2,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	2,275,500	ñ
		5,920,043
Chemicals (6.3%)
485,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	548,050
1,530,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,751,850
725,000	LyondellBasell Industries NV, Senior Unsecured Notes, 6.00%, due 11/15/21	851,875
3,035,000	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	3,126,050
4,240,000	Momentive Performance Materials, Inc., Senior Secured Notes, 10.00%, due 10/15/20	4,282,400
5,400,000	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	4,185,000
2,205,000	PQ Corp., Secured Notes, 8.75%, due 5/1/18	2,331,787	ñ
535,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	551,050	ñØ
		17,628,062
Computer Hardware (0.6%)
1,505,000	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	1,651,738

Consumer - Commercial Lease Financing (4.9%)
1,855,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	2,077,600	ñ
3,215,000	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	3,440,050	ñ
1,190,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	1,291,150
2,340,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	2,755,350
1,455,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,751,456
1,420,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,569,100
620,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	787,400
		13,672,106
Consumer - Products (0.1%)
365,000	Alphabet Holding Co, Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	377,775	ñc

Department Stores (2.4%)
7,255,000	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	6,874,113

Electric - Generation (2.6%)
572,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	606,320	ñ
565,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	634,213
2,045,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	2,310,850
3,315,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,712,800	ØØ
		7,264,183
Electric - Integrated (0.7%)
1,735,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,943,200	ñ

Electronics (4.0%)
750,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	753,750
2,030,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	2,055,375
4,510,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	4,577,777	c
1,230,000	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	1,371,450	ñ
1,555,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,710,500	ñ
730,000	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	751,900
		11,220,752
Energy - Exploration & Production (11.7%)
1,535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,692,338
1,080,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	1,185,300
1,195,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,278,650
1,025,000	EP Energy LLC / Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	1,101,875
420,000	EPE Holdings LLC / EP Energy Bond Co., Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	424,200	ñc
4,137,000	Everest Acquisition LLC, Senior Unsecured Notes, 9.38%, due 5/1/20	4,633,440
4,355,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	4,126,362	ØØ
1,560,000	Forest Oil Corp., Guaranteed Notes, 7.50%, due 9/15/20	1,661,400	ñ
2,205,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	2,199,487	ñ
1,255,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,383,638
2,190,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,343,300
930,000	Plains Exploration & Production Co., Guaranteed Notes, 7.63%, due 6/1/18	978,825
85,000	Plains Exploration & Production Co., Guaranteed Notes, 6.13%, due 6/15/19	93,713
845,000	Plains Exploration & Production Co., Guaranteed Notes, 8.63%, due 10/15/19	963,300
1,040,000	Plains Exploration & Production Co., Guaranteed Notes, 6.50%, due 11/15/20	1,150,500
805,000	Plains Exploration & Production Co., Guaranteed Notes, 6.63%, due 5/1/21	890,531
1,925,000	Plains Exploration & Production Co., Guaranteed Notes, 6.75%, due 2/1/22	2,168,031
435,000	Plains Exploration & Production Co., Guaranteed Notes, 6.88%, due 2/15/23	497,531
1,805,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	1,895,250	ñ
1,030,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	1,091,800
530,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	563,125
680,000	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	731,000
		33,053,596
Environmental & Facilities Services (0.8%)
2,205,000	ADS Waste Holdings, Inc., Senior Unsecured Notes, 8.25%, due 10/1/20	2,359,350	ñ

Food & Drug Retailers (1.2%)
675,000	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	704,531
560,000	Rite Aid Corp., Secured Notes, 10.25%, due 10/15/19	644,000
390,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	433,875
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,643,880
		3,426,286
Food - Wholesale (0.1%)
230,000	US Foods, Inc., Senior Unsecured Notes, 8.50%, due 6/30/19	239,200	ñ

Gaming (7.2%)
1,155,000	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Guaranteed Notes, 8.38%, due 2/15/18	1,204,087	ñ
465,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.13%, due 2/1/16	465,000
295,000	Caesars Entertainment Operating Co, Inc., Senior Secured Notes, 9.00%, due 2/15/20	300,163	ñ
475,000	Caesars Operating Escrow LLC, Senior Secured Notes, 9.00%, due 2/15/20	483,313	ñ
1,815,000	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	1,957,931
3,085,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,370,362	ñ
975,000	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	1,068,844
1,775,000	MGM Resorts Int'l, Guaranteed Notes, 6.75%, due 10/1/20	1,863,750	ñ
390,000	MGM Resorts Int'l, Guaranteed Notes, 6.63%, due 12/15/21	401,700
3,655,000	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	3,983,950	ØØ
400,000	Mohegan Tribal Gaming Authority, Secured Notes, 10.50%, due 12/15/16	399,000	ñ
2,545,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	2,201,425	ñ
570,979	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	610,948
1,090,000	Seminole Indian Tribe of Florida, Secured Notes, 7.75%, due 10/1/17	1,179,925	ñ
691,000	Wynn Las Vegas LLC, 1st Mortgage, 7.75%, due 8/15/20	779,102
		20,269,500
Gas Distribution (8.6%)
465,000	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	491,738
1,740,000	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,848,750
815,000	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	810,925
1,710,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	1,855,350
1,825,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,998,375
970,000	El Paso Corp., Guaranteed Notes, 7.00%, due 6/15/17	1,111,985
225,000	El Paso Corp., Guaranteed Notes, 7.25%, due 6/1/18	261,340
2,870,000	El Paso Corp., Guaranteed Notes, 7.80%, due 8/1/31	3,348,727
1,145,000	El Paso Corp., Guaranteed Notes, 7.75%, due 1/15/32	1,346,268
2,700,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	3,111,750	ØØ
1,990,000	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,149,200
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,642,775
1,360,000	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	1,472,200
958,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.50%, due 10/1/18	1,034,640
662,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	721,580
		24,205,603
Health Facilities (7.6%)
2,455,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	2,583,887
90,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	98,775
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	726,275
4,000,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	4,200,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	534,100
850,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	892,500
600,000	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	631,500
1,035,000	Health Management Associates, Inc., Guaranteed Notes, 7.38%, due 1/15/20	1,137,206
500,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	548,750
2,090,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,283,325
1,375,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,509,063
2,225,000	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	2,514,250
780,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	815,100
825,000	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	811,594	ñØ
1,890,000	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	2,121,525
		21,407,850
Health Services (0.2%)
675,000	CDRT Holding Corp., Senior Notes, 9.25%, due 10/1/17	696,938	ñc

Investments & Misc. Financial Services (2.2%)
3,680,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	3,822,600	ØØ
2,290,000	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	2,453,163
		6,275,763
Leisure (0.5%)
1,155,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,293,600

Machinery (1.7%)
2,655,000	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	3,139,538	ØØ
730,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	764,675
910,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	1,023,750
		4,927,963
Media - Broadcast (5.1%)
685,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	782,612
4,075,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	3,912,000
1,100,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	852,500
3,450,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	3,441,375
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,506,225	ñ
1,080,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,134,000	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	405,938	ñ
1,056,000	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	1,124,640	ñ
1,095,000	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	1,215,450	ñ
		14,374,740
Media - Cable (5.5%)
70,000	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	75,688
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,167,400
730,000	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	719,050
1,565,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,639,337	ñ
270,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	314,550
2,280,000	CSC Holdings LLC, Senior Unsecured Notes, 6.75%, due 11/15/21	2,565,000
3,265,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	3,656,800
3,605,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	3,830,312
1,020,000	DISH DBS Corp., Senior Unsecured Notes, 5.00%, due 3/15/23	1,007,250	ñ
530,000	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	590,950
		15,566,337
Media - Services (1.0%)
450,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	470,250
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	522,225	ñ
1,345,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,432,425	ñ
330,000	WMG Acquisition Corp., Senior Secured Notes, 6.00%, due 1/15/21	350,625	ñ
		2,775,525
Medical Products (0.8%)
970,000	Biomet, Inc., Guaranteed Notes, 6.50%, due 8/1/20	1,018,500	ñ
410,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	447,925	ñ
645,000	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	693,375	ñ
		2,159,800
Metals - Mining Excluding Steel (4.4%)
680,000	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	705,500	ñ
615,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	550,425
4,305,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 7.00%, due 11/1/15	4,487,962	ñ
1,385,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	1,423,088	ñ
1,490,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	1,598,025	ñ
2,185,000	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.88%, due 4/1/22	2,261,475	ñ
1,200,000	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,257,000
		12,283,475
Packaging (6.1%)
1,485,000	Berry Plastics Corp., Secured Notes, 9.50%, due 5/15/18	1,659,487	ØØ
5,055,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	5,926,987	ØØ
950,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.50%, due 5/15/18	997,500
1,970,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,167,000
3,360,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	3,670,800
1,640,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	1,676,900
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	970,613
		17,069,287
Pharmaceuticals (2.8%)
770,000	Endo Pharmaceuticals Holdings, Inc., Guaranteed Notes, 7.00%, due 7/15/19	839,300
540,000	Jaguar Holding Co., Senior Unsecured Notes, 9.38%, due 10/15/17	572,400	ñc
1,445,000	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,640,075	ñ
300,000	Sky Growth Acquisition Corp., Guaranteed Notes, 7.38%, due 10/15/20	306,000	ñ
630,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	669,375	ñ
460,000	Valeant Pharmaceuticals Int'l, Senior Notes, 6.38%, due 10/15/20	474,950	ñ
3,215,000	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	3,335,563	ñ
		7,837,663
Printing & Publishing (4.9%)
1,315,000	Cengage Learning Acquisitions, Inc., Senior Secured Notes, 11.50%, due 4/15/20	1,045,425	ñ
920,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	1,009,700
840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	915,600
885,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	973,500
5,720,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	5,634,200	ØØ
2,855,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	2,897,825
1,455,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,414,987
		13,891,237
Real Estate Dev. & Mgt. (0.4%)
1,005,000	Realogy Corp., Senior Secured Notes, 7.63%, due 1/15/20	1,140,675	ñ

Software - Services (4.6%)
820,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	927,625
3,930,000	First Data Corp., Guaranteed Notes, 11.25%, due 3/31/16	3,910,350	ØØ
1,055,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	1,110,387	ñ
1,405,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,443,637	ñ
560,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	561,400	ñØ
1,930,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	2,113,350	ñ
1,810,000	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	1,868,825	ñ
515,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	561,350
505,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	549,188
		13,046,112
Specialty Retail (2.4%)
685,000	Party City Holdings, Inc., Senior Unsecured Notes, 8.88%, due 8/1/20	739,800	ñ
4,320,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	4,644,000	ØØ
1,358,000	Toys "R" Us Property Co. II LLC, Senior Secured Notes, 8.50%, due 12/1/17	1,429,295
		6,813,095
Steel Producers - Products (1.9%)
920,000	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	982,277
3,435,000	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	3,602,147
210,000	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	220,739
600,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	605,865
		5,411,028
Support - Services (1.4%)
730,000	HDTFS, Inc., Guaranteed Notes, 5.88%, due 10/15/20	775,625	ñ
990,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,108,800
1,240,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,178,000	ñ
90,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	91,350	ñ
570,000	United Rental N.A., Senior Unsecured Notes, 8.25%, due 2/1/21	648,375
		3,802,150
Telecom - Integrated Services (9.6%)
1,235,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	1,348,562
3,655,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	3,965,675	ØØ
1,030,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	1,086,650	ñ
4,163,290	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	4,413,087	c
670,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	743,700
355,000	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/1/19	386,063	ñ
1,570,000	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,711,300
1,750,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,960,000
510,000	PAETEC Holding Corp., Guaranteed Notes, 9.88%, due 12/1/18	588,413
1,475,000	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	1,538,727
695,000	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	806,401
1,874,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	1,878,685
1,180,000	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	1,348,150
460,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/15/20	500,250
1,610,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	1,758,925
2,065,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	2,235,362
720,000	Windstream Corp., Guaranteed Notes, 6.38%, due 8/1/23	721,800	ñ
		26,991,750
Telecom - Wireless (3.9%)
3,500,000	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	3,793,125	ñ
570,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	598,500	ñ
2,245,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,267,450	ØØ
1,975,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	2,330,500
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	587,812	ñ
1,147,000	Sprint Nextel Corp., Guaranteed Notes, 7.00%, due 3/1/20	1,330,520	ñ
		10,907,907
	Total Corporate Debt Securities (Cost $335,126,868)	352,928,466

NUMBER OF SHARES

Short-Term Investments (0.4%)
1,064,464	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,064,464)	1,064,464

	Total Investments (136.3%) (Cost $365,435,422)	384,082,956	##

	Liabilities, less cash, receivables and other assets [(26.7%)]	(75,086,265)

	Liquidation Value of Perpetual Preferred Shares [(9.6%)]	(27,175,000)

	Total Net Assets Applicable to Common Shareholders (100.0%) $281,821,691

See Notes to Schedule of Investments

January 31, 2013 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan securities is determined by obtaining broker quotes from independent pricing services (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of the Fund’s investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2013:

Asset Valuation Inputs
Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$-	$30,090,026	$-	$30,090,026
Corporate Debt Securities
Aerospace & Defense	-	684,950	-	684,950
Airlines	-	2,410,250	825,033	3,235,283
Automakers	-	1,216,800	-	1,216,800
Banking	-	8,429,931	-	8,429,931
Building & Construction	-	583,100	-	583,100
Building Materials	-	5,920,043	-	5,920,043
Chemicals	-	17,628,062	-	17,628,062
Computer Hardware	-	1,651,738	-	1,651,738
Consumer - Commercial Lease Financing	-	13,672,106	-	13,672,106
Consumer - Products	-	377,775	-	377,775
Department Stores	-	6,874,113	-	6,874,113
Electric - Generation	-	7,264,183	-	7,264,183
Electric - Integrated	-	1,943,200	-	1,943,200
Electronics	-	11,220,752	-	11,220,752
Energy - Exploration & Production	-	33,053,596	-	33,053,596
Environmental & Facilities Services	-	2,359,350	-	2,359,350
Food & Drug Retailers	-	3,426,286	-	3,426,286
Food - Wholesale	-	239,200	-	239,200
Gaming	-	20,269,500	-	20,269,500
Gas Distribution	-	24,205,603	-	24,205,603
Health Facilities	-	21,407,850	-	21,407,850
Health Services	-	696,938	-	696,938
Investments & Misc. Financial Services	-	6,275,763	-	6,275,763
Leisure	-	1,293,600	-	1,293,600
Machinery	-	4,927,963	-	4,927,963
Media - Broadcast	-	14,374,740	-	14,374,740
Media - Cable	-	15,566,337	-	15,566,337
Media - Services	-	2,775,525	-	2,775,525
Medical Products	-	2,159,800	-	2,159,800
Metals - Mining Excluding Steel	-	12,283,475	-	12,283,475
Packaging	-	17,069,287	-	17,069,287
Pharmaceuticals	-	7,837,663	-	7,837,663
Printing & Publishing	-	13,891,237	-	13,891,237
Real Estate Dev. & Mgt.	-	1,140,675	-	1,140,675
Software - Services	-	13,046,112	-	13,046,112
Specialty Retail	-	6,813,095	-	6,813,095
Steel Producers - Products	-	5,411,028	-	5,411,028
Support - Services	-	3,802,150	-	3,802,150
Telecom - Integrated Services	-	26,991,750	-	26,991,750
Telecom - Wireless	-	10,907,907	-	10,907,907
Total Corporate Debt Securities	-	352,103,433	825,033	352,928,466
Short-Term Investments	-	1,064,464	-	1,064,464
Total Investments	$-	$383,257,923	$825,033	$384,082,956

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/13
Investments in Securities:
Corporate Debt Securities
Airlines	$885,996	$-	$(2,238)	$(6,057)	$-	$(52,668)	$-	$-	$825,033	$(6,057)
Total	$885,996	$-	$(2,238)	$(6,057)	$-	$(52,668)	$-	$-	$825,033	$(6,057)

The Fund had no transfers between Levels 1, 2 and 3 during the period ended January 31, 2013.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(3,330,166)	$-	$(3,330,166)

##
At January 31, 2013, the cost of investments for U.S. federal income tax purposes was $365,489,048. Gross unrealized appreciation of investments was $20,362,676 and gross unrealized depreciation of investments was $1,768,768, resulting in net unrealized appreciation of $18,593,908 based on cost for U.S. federal income tax purposes.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2013, these securities amounted to $91,615,148 or 32.5% of net assets applicable to common shareholders.

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2013 these securities amounted to $2,274,669 or .8% of net assets applicable to common shareholders.

ØØ
All or a portion of this security is segregated in connection with obligations for interest rate swap contracts, when-issued purchase commitments and delayed delivery purchase commitments. In addition, the Fund had deposited $3,404,540 in a segregated account for interest rate swap contracts.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2013, and their final maturity dates.

c	Payment-in-kind security for which part of the income earned may be paid as additional principal.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2013 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 29, 2013

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 29, 2013